INCOME TAXES (Details 1) (USD $)	Feb. 28, 2014	Feb. 28, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 2,830,058	$ 1,573,290
Stock-based compensation	904,278	246,238
Deferred tax asset before depreciation	3,734,336	1,819,528
Depreciation	(10,273)	(10,273)
Deferred tax asset	3,724,063	1,809,255
Less: Valuation allowance	(3,724,063)	(1,809,255)
Net deferred tax asset